Fair Value of Assets and Liabilities - Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	$ 476,647,000	$ 0
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	13,420,317,000	12,157,281,000
FHLB stock	41,363,000	10,904,000
Bank-owned life insurance	160,790,000	157,091,000
Deposits	18,974,359,000	19,628,311,000
Escrow deposits of borrowers	22,314,000	20,258,000
Interest rate swap collateral funds	14,430,000	0
Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	276,493,000
Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	200,154,000
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	0	0
FHLB stock	0	0
Bank-owned life insurance	0	0
Deposits	0	0
FHLB advances	0	0
Escrow deposits of borrowers	0	0
Interest rate swap collateral funds	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	0
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	0	0
FHLB stock	41,363,000	10,904,000
Bank-owned life insurance	160,790,000	157,091,000
Deposits	18,960,407,000	19,626,376,000
FHLB advances	702,954,000	13,558,000
Escrow deposits of borrowers	22,314,000	20,258,000
Interest rate swap collateral funds	14,430,000
Significant Other Observable Inputs (Level 2) | Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	246,343,000
Significant Other Observable Inputs (Level 2) | Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	176,883,000
Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	13,149,096,000	12,282,323,000
FHLB stock	0	0
Bank-owned life insurance	0	0
Deposits	0	0
FHLB advances	0	0
Escrow deposits of borrowers	0	0
Interest rate swap collateral funds	0
Significant Unobservable Inputs (Level 3) | Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	0
Significant Unobservable Inputs (Level 3) | Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	0
Carrying Value
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	13,420,317,000	12,157,281,000
FHLB stock	41,363,000	10,904,000
Bank-owned life insurance	160,790,000	157,091,000
Deposits	18,974,359,000	19,628,311,000
FHLB advances	704,084,000	14,020,000
Escrow deposits of borrowers	22,314,000	20,258,000
Interest rate swap collateral funds	14,430,000
Carrying Value | Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	276,493,000
Carrying Value | Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	200,154,000
Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	13,149,096,000	12,282,323,000
FHLB stock	41,363,000	10,904,000
Bank-owned life insurance	160,790,000	157,091,000
Deposits	18,960,407,000	19,626,376,000
FHLB advances	702,954,000	13,558,000
Escrow deposits of borrowers	22,314,000	$ 20,258,000
Interest rate swap collateral funds	14,430,000
Fair Value | Government-sponsored residential mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	246,343,000
Fair Value | Government-sponsored commercial mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Held to maturity securities:	$ 176,883,000